Segment and Geographic Information	12 Months Ended
Dec. 31, 2013
Segment and Geographic Information
21.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment information

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. The Group has three operating segments and determined that these three operating segments for the years ended December 31, 2011, 2012 and 2013 are media investment management, advertising agency, and branding and identity services.

The Group’s chief operating decision maker does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2013:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	128,436	50,356	5,011	183,803
Cost of revenues	117,578	4,243	3,765	125,586

Gross profit	10,858	46,113	1,246	58,217
Unallocated operating expenses				55,952
Unallocated non-operating income, net				545

Income before income tax expense				2,810

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				52,260
Unallocated non-operating income, net				2,901

Income before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				36,823
Unallocated non-operating income, net				2,499

Loss before income tax expense				50,184

Geographical information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.